Additional Disclosures in the Statement Of Cash Flows	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Additional Disclosures in the Statement Of Cash Flows
40.	ADDITIONAL DISCLOSURES IN THE STATEMENT OF CASH FLOWS
The Statement of Cash Flows presents the changes in cash and cash equivalents derived from operating activities, investing activities and financing activities during the fiscal year. For the preparation of the statement of cash flows, the Bank adopted the indirect method for Operating Activities and the direct method for Investment Activities and Financing Activities.
The Bank considers as “Cash and cash equivalents” the item Cash and deposits in banks and those financial assets that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.
For the preparation of the Statement of Cash Flows the Bank considered the following:

•	Operating activities: the normal revenue-producing activities of the Bank as well as other activities that cannot qualify as investing or financing activities.

•	Investing activities: the acquisition, sale and disposal by other means of long-term assets and other investments not included in cash and cash equivalents.

•
Financing activities: activities that result in changes in the size and composition of the shareholders’ equity and liabilities of the Bank and that are not part of the operating or investing activities.

The table below presents the reconciliation between the item “Cash and cash equivalents” in the Statement of Cash Flows and the relevant accounting items of the Statement of financial position:

Description	12/31/2023	12/31/2022	12/31/2021
Cash and deposits in banks	1,203,105,095	778,796,544	1,045,370,900
Debt securities at fair value through profit or loss	133,754,676		29,481
Other debt securities	43,575,623	1,553,777,415	831,532,788
Loans and other financing	4,042,417	2,757,956	3,116,407

Total	1,384,477,811	2,335,331,915	1,880,049,576

The following table shows additional information on operational cash flows interest:

Composition	12/31/2023	12/31/2022	12/31/2021
Interest paid	(1,566,575,130)	(732,306,511)	(749,957,529)
Interest collected	2,297,432,458	1,825,117,787	1,310,191,918

Total	730,857,328	1,092,811,276	560,234,389

The following table shows further information of changes in liabilities arising from financing activities for the year ended December 31, 2023 (lease liabilities changes are disclosed in Note 22):

Composition	Financing received from the Central Bank of Argentina and other financial institutions	Issued Corporate Bonds	Subordinated Corporate Bonds
Opening balance	7,627,436	8,456,451	224,617,825
Cash flow items
Proceeds		29,477,155
Payments	(7,598,036)	(4,877,812)	(12,943,001)
Non-cash flow items
Movement in accrued interest	2,048,973	1,652,176	14,180,562
Derecognition or substantial modification of financial liabilities	15,117,373	1,521,405	(507,813)
Difference in quoted prices of foreign currency	11,453,826	38,301,446	332,838,147
Monetary effects	(8,850,561)	(15,666,808)	(229,957,927)

Ending balance	19,799,011	58,864,013	328,227,793